WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.4%
	ARGENTINA — 2.6%
40	MercadoLibre, Inc.*	$50,715
	BRAZIL — 5.0%
50,000	Hapvida Participacoes e Investimentos S.A.*	46,751
9,600	TOTVS S.A.	51,566
		98,317
	CANADA — 2.0%
4,689	Ivanhoe Mines Ltd. - Class A*	40,183
	CHINA — 11.6%
6,360	Glodon Co., Ltd. - Class A	20,371
1,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	40,874
5,600	Shenzhou International Group Holdings Ltd.	53,633
1,700	Tencent Holdings Ltd.	66,472
3,900	WuXi AppTec Co., Ltd. - Class H	46,689
		228,039
	HONG KONG — 8.6%
12,614	AIA Group Ltd.	102,848
1,800	Hong Kong Exchanges & Clearing Ltd.	67,256
		170,104
	HUNGARY — 2.4%
1,946	Richter Gedeon Nyrt	47,103
	INDIA — 11.1%
3,526	Bharti Airtel Ltd.	39,336
1,314	HDFC Bank Ltd. - ADR	77,539
2,103	ICICI Bank Ltd. - ADR	48,621
1,286	Tata Consultancy Services Ltd.	54,645
		220,141
	INDONESIA — 5.0%
43,930	Bank Central Asia Tbk P.T.	25,085
301,332	Telkom Indonesia Persero Tbk P.T.	73,115
		98,200
	JAPAN — 1.0%
108	Disco Corp.	19,932
	MALAYSIA — 2.1%
32,800	IHH Healthcare Bhd	40,866

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 5.7%
3,806	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$62,556
22,318	Megacable Holdings S.A.B. de C.V.	49,124
		111,680
	NETHERLANDS — 1.7%
46	Adyen N.V.*	34,319
	PERU — 3.4%
522	Credicorp Ltd.	66,800
	SINGAPORE — 4.6%
4,377	United Overseas Bank Ltd.	91,254
	SOUTH AFRICA — 3.5%
3,146	Bid Corp. Ltd.	70,160
	SOUTH KOREA — 4.6%
3,046	Coupang, Inc.*	51,782
773	Samsung Electronics Co., Ltd.	39,078
		90,860
	SWEDEN — 3.6%
3,839	Sandvik A.B.	70,838
	SWITZERLAND — 2.3%
540	SGS S.A.	45,435
	TAIWAN — 6.0%
9,304	Feng TAY Enterprise Co., Ltd.	52,806
752	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	65,349
		118,155
	UNITED KINGDOM — 7.1%
382	AstraZeneca PLC	51,744
897	Endava PLC - ADR*	51,443
1,548	Wizz Air Holdings Plc*	36,264
		139,451
	UNITED STATES — 6.5%
1,960	Baker Hughes Co.	69,227
161	Hess Corp.	24,633

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
87	Mastercard, Inc. - Class A	$34,444
		128,304
	TOTAL COMMON STOCKS
	(Cost $1,993,575)	1,980,856

Principal Amount
	SHORT TERM MONEY MARKETS — 1.7%
$34,457	UMB Bank Demand Deposit, 5.18%[1]	34,457
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $34,457)	34,457
	TOTAL INVESTMENTS — 102.1%
	(Cost $2,028,032)	2,015,313
	Liabilities in Excess of Other Assets — (2.1)%	(42,158)
	TOTAL NET ASSETS — 100.0%	$1,973,155

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.